Deferred revenue - Deferred Revenue (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Revenue Disclosure [Abstract]
Deferred revenue on time charters	$ 21,099	$ 19,861
Deferred interest on lease receivable	7,903	12,503
Other deferred revenue	2,824	650
Deferred revenue	31,826	33,014
Current portion	(27,683)	(25,111)
Deferred revenue	$ 4,143	$ 7,903